Intangible Assets - Schedule of Changes in Technology Based Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	R 16
Balance at end of year	32	R 16
Technology-based assets
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	16
Balance at end of year	32	16
Cost | Technology-based assets
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	47	39
Additions	21	8
Balance at end of year	68	47
Accumulated amortisation and impairments | Technology-based assets
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	(31)	(26)
Amortisation charge	(5)	(5)
Balance at end of year	R (36)	R (31)